Revenue (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue
Note 4. Revenue
Disaggregation of Revenue
The following tables present a disaggregation of our revenue from contracts with customers by revenue recognition pattern and geographical market:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands)
By pattern of recognition (timing of transfer of services):
Point in time	$13,743	$12,953	$37,324	$34,891
Over time	114,791	76,198	317,166	210,630
Total	$128,534	$89,151	$354,490	$245,521
By Geographical Market:
United States	$118,721	$82,368	$325,179	$227,152
International	9,813	6,783	29,311	18,369
Total	$128,534	$89,151	$354,490	$245,521
Contract Balances
Supplemental balance sheet information related to contracts from customers as of:
	September 30, 2021	December 31, 2020
	(in thousands)
Accounts receivables	$31,699	$24,966
Contract assets	$13,595	$9,838
Deferred revenue	$21,677	$13,621
Customer deposits	$8,384	$8,247
Long-term deferred revenue	$2,511	$ 2,297
Accounts receivable, net: Accounts receivable represent rights to consideration in exchange for products or services that have been transferred by us, when payment is unconditional and only the passage of time is required before payment is due.
Contract assets: Contract assets represent rights to consideration in exchange for products or services that have been transferred (i.e., the performance obligation or portion of the performance obligation has been satisfied), but payment is conditional on something other than the passage of time. These amounts typically relate to contracts that include on-premise licenses and professional services where the right to payment is not present until completion of the contract or achievement of specified milestones and the fair value of products or services transferred exceed this constraint.
Contract liabilities: Contract liabilities represent our obligation to transfer products or services to a customer for which consideration has been received in advance of the satisfaction of performance obligations. Short-term contract liabilities are included within deferred revenue on the consolidated balance sheets. Long-term contract liabilities are included within long-term deferred revenue on the consolidated balance sheets. Revenue recognized from the contract liability balance at December 31, 2020 was $12.4 million for the nine months ended September 30, 2021.
Customer deposits: Customer deposits relate to payments received in advance for contracts, which allow the customer to terminate a contract and receive a pro rata refund for the unused portion of payments received to date. In these arrangements, we have concluded there are no enforceable rights and obligations during the period in which the option to cancel is exercisable by the customer and therefore the consideration received is recorded as a customer deposit liability.
Remaining Performance Obligations
Remaining performance obligations represent the transaction price of unsatisfied or partially satisfied performance obligations within contracts with an original expected contract term that is greater than one year for which fulfillment of the contract has started as of the end of the reporting period. Variable consideration accounted for under the variable consideration allocation exception associated with unsatisfied performance obligations or an unsatisfied promise that forms part of a single performance obligation under application of the series guidance have been excluded. Remaining performance obligations generally relate to those which are stand-ready in nature, as found within the subscription and marketing technology solutions revenue streams. The aggregate amount of transaction consideration allocated to remaining performance obligations as of September 30, 2021, was $15.9 million, which is comprised of contracts where the contract term under ASC 606 is in excess of one year. The Company expects to recognize approximately 45% of its remaining performance obligations as revenue within the next year, 28% of its remaining performance obligations as revenue the subsequent year, 24% of its remaining performance obligations as revenue in the third year, and the remainder during the two year period thereafter.
Cost to Obtain and Fulfill a Contract
The Company incurs certain costs to obtain contracts, principally sales and third-party commissions, which the Company capitalizes when the liability has been incurred if they are (i) incremental costs of obtaining a contract, (ii) expected to be recovered and (iii) have an expected amortization period that is greater than one year (as the Company has elected the practical expedient to expense any costs to obtain a contract when the liability is incurred if the amortization period of such costs would be one year or less).
Assets resulting from costs to obtain contracts are included within prepaid expenses and other current assets for short-term balances and other non-current assets for long-term balances on the Company’s consolidated balance sheets. The costs to obtain contracts are amortized over 5 years, which corresponds with the useful life of the related capitalized software. Short-term assets were $4.2 million and $2.7 million at September 30, 2021 and December 31, 2020, respectively, and long-term assets were $10.7 million and $7.2 million at September 30, 2021 and December 31, 2020, respectively. The Company recorded $1.0 million and $0.5 million of amortization expense related to assets for the three months ended September 30, 2021 and 2020, respectively, and $2.7 million and $1.5 million for the nine months ended September 30, 2021 and 2020, respectively, which is included in sales and marketing expense on the condensed consolidated statements of operations and comprehensive loss.
The Company has concluded that there are no other material costs incurred in fulfillment of customer contracts that are not accounted for under other GAAP, which meet the capitalization criteria under ASC 606 and FASB ASC Topic 340-40, Accounting for Other Assets and Deferred Costs (“ASC 340-40”). The Company has elected to account for shipping and handling activities as fulfillment activities and recognize the associated expense when the transfer of control of the product has occurred, as permitted under the shipping and handling activities practical expedient.

Note 4. Revenue
Disaggregation of Revenue
The following tables present a disaggregation of our revenue from contracts with customers by revenue recognition pattern and geographical market for the years ended December 31, 2020 and 2019:
	2020	2019
	in thousands
By pattern of recognition (timing of transfer of services):
Point in time	$45,589	$21,968
Over time	291,936	220,174
Total	$337,525	$242,142
By Geographical Market:
United States	$310,472	$230,560
International	27,053	11,582
Total	$337,525	$242,142
Contract Balances
Supplemental balance sheet information related to contracts from customers as of December 31, 2020 and 2019 was as follows:
	2020	2019
	in thousands
Accounts receivables	$24,966	$17,447
Contract assets	9,838	8,421
Deferred revenue	13,621	11,646
Customer deposits	8,247	3,430
Long-term deferred revenue	2,297	2,211
Accounts receivable, net: Accounts receivable represent rights to consideration in exchange for products or services that have been transferred by us, when payment is unconditional and only the passage of time is required before payment is due.
Contract assets: Contract assets represent rights to consideration in exchange for products or services that have been transferred (i.e., the performance obligation or portion of the performance obligation has been satisfied), but payment is conditional on something other than the passage of time. These amounts typically relate to contracts that include on-premise licenses and professional services where the right to payment is not present until completion of the contract or achievement of specified milestones and the fair value of products or services transferred exceed this constraint.
Contract liabilities: Contract liabilities represent our obligation to transfer products or services to a customer for which consideration has been received in advance of the satisfaction of performance obligations. Short-term contract liabilities are included within deferred revenue on the consolidated balance sheets. Long-term contract liabilities are included within long-term deferred revenue on the consolidated balance sheets. Revenue recognized from the contract liability balance at December 31, 2019 was $11.6 million for the year ended December 31, 2020.
Customer deposits: Customer deposits relate to payments received in advance for contracts, which allow the customer to terminate a contract and receive a pro rata refund for the unused portion of payments received to date. In these arrangements, we have concluded there are no enforceable rights and obligations during the period in which the option to cancel is exercisable by the customer and therefore the consideration received is recorded as a customer deposit liability.
Remaining Performance Obligations
Remaining performance obligations represent the transaction price of unsatisfied or partially satisfied performance obligations within contracts with an original expected contract term that is greater than one year for which fulfillment of the contract has started as of the end of the reporting period. Variable consideration accounted for under the variable consideration allocation exception associated with unsatisfied performance obligations or an unsatisfied promise that forms part of a single performance obligation under application of the series guidance have been excluded. Additionally, legal contracts that include termination rights are considered to be contracts with a term of one month and are therefore also excluded. Remaining performance obligations generally relate to those which are stand-ready in nature, as found within the subscription and marketing technology solutions revenue streams. The aggregate amount of transaction consideration allocated to remaining performance obligations as of December 31, 2020, was $13.2 million, which is comprised of contracts where the contract term under ASC 606 is in excess of one year. The Company expects to recognize approximately 43% of its remaining performance obligations as revenue within the next year, 26% of its remaining performance obligations as revenue the subsequent year, 26% of its remaining performance obligations as revenue in the third year, and the remainder during the two year period thereafter.
Cost to Obtain and Fulfill a Contract
The Company incurs certain costs to obtain contracts, principally sales and third-party commissions, which the Company capitalizes when the liability has been incurred if they are (i) incremental costs of obtaining a contract, (ii) expected to be recovered and (iii) have an expected amortization period that is greater than one year (as the Company has elected the practical expedient to expense any costs to obtain a contract when the liability is incurred if the amortization period of such costs would be one year or less).
Assets resulting from costs to obtain contracts are included within prepaid expenses and other current assets for short-term balances and other non-current assets for long-term balances on the Company’s consolidated balance sheets. The costs to obtain contracts are amortized over 5 years, which corresponds with the useful life of the related capitalized software. Short-term assets were $2.7 million and $1.6 million at December 31, 2020 and 2019, respectively, and long-term assets were $7.2 million and $4.0 million at December 31, 2020 and 2019, respectively. The Company recorded $2.3 million and $0.8 million of amortization expense related to assets for the years ended December 31, 2020 and 2019, respectively, which is included in sales and marketing expense on the consolidated statements of operations and comprehensive loss.
The Company has concluded that there are no other material costs incurred in fulfillment of customer contracts that are not accounted for under other GAAP, which meet the capitalization criteria under ASC 606 and FASB ASC Topic 340-40, Accounting for Other Assets and Deferred Costs (“ASC 350-40”). The Company has elected to account for shipping and handling activities as fulfillment activities and recognize the associated expense when the transfer of control of the product has occurred, as permitted under the shipping and handling activities practical expedient.